Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Income Expenses [Abstract]
Schedule of other income (expenses)

	2019	2018
	$	$
Gain/(loss) on sale of supplies and fixed assets	(162)	85
Interest income	203	36
Allowance for inventory obsolescence	(238)	(1,739)
Miscellaneous income (expenses)	(310)	330
	(507)	(1,288)